UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-3700

The Dreyfus/Laurel Tax-Free Municipal Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	6/30
Date of reporting period:	12/31/11

FORM N-CSR

Item 1.      Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
15	Statement of Assets and Liabilities
16	Statement of Operations
17	Statement of Changes in Net Assets
18	Financial Highlights
19	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus BASIC
California Municipal
Money Market Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We present to you this semiannual report for Dreyfus BASIC California Municipal Money Market Fund, covering the six-month period from July 1, 2011, through December 31, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. financial markets were significantly impacted by a “flight to quality” sentiment in which investors fled riskier assets due to adverse macroeconomic developments ranging from an unprecedented downgrade of long-term U.S. debt securities to the resurgence of a sovereign debt crisis in Europe. Ironically, despite the rating downgrade, long-term U.S. Treasury securities ended the reporting period with double-digit total returns. Meanwhile, the day-to-day movements of the stock market were often tumultuous, even as U.S. corporations achieved record-setting profits and market valuations dropped below historical norms.

Our economic forecast calls for a mild acceleration of the U.S. recovery as the domestic banking system regains strength, credit conditions loosen and housing markets begin a long-awaited convalescence. Under other circumstances a stronger recovery might be expected to lift short-term interest rates, but the Federal Reserve Board has indicated that it is likely to keep rates low for some time to come in the absence of meaningful inflation. Of course, we encourage you to talk with your financial adviser to help ensure that your investment objectives are properly aligned with your risk tolerance in pursuing potential market opportunities in 2012.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
January 17, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of July 1, 2011, through December 31, 2011, as provided by Joseph Irace, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended December 31, 2011, Dreyfus BASIC California Municipal Money Market Fund produced an annualized yield of 0.00%. Taking into account the effects of compounding, the fund produced an annualized effective yield of 0.00%.1

Tax-exempt money market yields remained stable at historically low levels during the reporting period as short-term interest rates were unchanged in a faltering U.S. economy.

The Fund’s Investment Approach

The fund seeks to provide a high level of current income exempt from federal and California state personal income taxes to the extent consistent with the preservation of capital and the maintenance of liq-uidity.To pursue its goal, the fund normally invests substantially all of its assets in short-term, high-quality municipal bond obligations that provide income exempt from federal and California state personal income taxes. We also actively manage the fund’s weighted average maturity in anticipation of interest-rate and supply-and-demand changes in California’s short-term municipal marketplace.

The management of the fund’s weighted average maturity uses a more tactical approach. If we expect the supply of securities to increase temporarily, we may reduce the fund’s weighted average maturity to make cash available for the purchase of higher yielding securities, if they become available.This is due to the fact that yields tend to rise if issuers are competing for investor interest. If we expect demand to surge at a time when we anticipate little issuance and therefore lower yields, we may increase the fund’s average weighted maturity to maintain current yields for as long as we deem practical.At other times, we try to maintain a neutral average weighted maturity.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Yields Stay Steady Despite Shifting Economic Sentiment

The second half of 2011 began amid mounting concerns about the U.S. and global economies. A sovereign debt crisis in Europe was escalating as Greece appeared headed for default and financial instability spread to other members of the European Union. In the United States, high unemployment and weak housing markets threatened the economic recovery, and a contentious political debate regarding U.S. government spending and borrowing intensified.

Volatility in stock and bond markets was especially severe in August and September, after Standard & Poor’s downgraded its credit rating on long-term U.S. debt securities. Ironically, U.S. government securities rallied strongly during a “flight to quality” in the wake of the downgrade. However, the final quarter of the year saw a partial reversal of this trend, as riskier securities that were punished in late summer rebounded and traditional safe havens gave back some of their previous gains when some macroeconomic concerns seemed to ease.

Throughout the reporting period, and as it has since December 2008, the Federal Reserve Board (the “Fed”) maintained an aggressively accommodative policy stance, leaving the overnight federal funds rate in a range between 0% and 0.25%. Consequently, municipal money market yields remained near zero percent.

The supply of newly issued municipal money market instruments remained relatively meager during the reporting period, in part due to political pressure to reduce government spending and borrowing. Meanwhile, demand remained steadily robust from individuals seeking to shelter income from rising state taxes and institutional investors searching for alternatives to low yielding taxable money market instruments.

From a credit-quality perspective, California has reduced spending, but tax receipts have fallen short of budgeted projections, potentially triggering additional cuts in spending on education, health and human services.

A Credit-Conscious Investment Posture

As we have for some time, we maintained a conservative investment posture during the reporting period, emphasizing direct, high-quality

4

municipal obligations and commercial paper deemed creditworthy by our analysts. We favored instruments backed by pledged tax appropriations or dedicated revenues, but we generally shied away from California’s general obligation debt and instruments issued by localities that depend heavily on state aid.

Outlook Clouded by Economic Uncertainty

As of year-end, we are cautiously optimistic regarding the prospects for economic growth in 2012.The U.S. and California economies appear to have gained a degree of momentum, particularly with respect to a recovering labor market. However, the outlook for the New Year remains cloudy due to the persistence of the European debt crisis and uncertainty regarding upcoming U.S. elections and their impact on the nation’s fiscal policies. In light of the subpar recovery, the Fed has signaled that it is prepared to maintain short-term interest rates near current levels “at least through mid-2013.” With money market yields likely to remain near historical lows, we believe that the prudent course continues to be an emphasis on preservation of capital and liquidity.

January 17, 2012

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term municipal securities holdings, while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1

Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-California residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC California Municipal Money Market Fund from July 1, 2011 to December 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2011

Expenses paid per $1,000†	$1.36
Ending value (after expenses)	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2011

Expenses paid per $1,000†	$1.37
Ending value (after expenses)	$1,023.78

† Expenses are equal to the fund’s annualized expense ratio of .27%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
December 31, 2011 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—99.9%	Rate (%)	Date	Amount ($)		Value ($)
California—97.3%
Alameda County Industrial
Development Authority, Revenue
(PlyProperties Project) (LOC;
Wells Fargo Bank)	0.18	1/7/12	310,000	[a]	310,000
California,
GO Notes
(Kindergarten-University)
(LOC: California State
Teachers Retirement System and
Citibank NA)	0.05	1/1/12	3,600,000	[a]	3,600,000
California,
GO Notes
(Kindergarten-University)
(LOC: California State
Teachers Retirement System and
State Street Bank and Trust Co.)	0.03	1/1/12	2,000,000	[a]	2,000,000
California,
GO Notes
(Kindergarten-University)
(LOC; Citibank NA)	0.09	1/7/12	1,200,000	[a]	1,200,000
California Department of Water
Resources, Power Supply Revenue	5.25	5/1/12	985,000		1,000,597
California Enterprise Development
Authority, IDR (JBR, Inc.
Project) (LOC; U.S. Bank NA)	0.11	1/7/12	6,000,000	[a]	6,000,000
California Enterprise Development
Authority, Recovery Zone
Facility Revenue (Regional
Properties, Inc. Project)
(LOC; FHLB)	0.11	1/7/12	1,600,000	[a]	1,600,000
California Health Facilities
Financing Authority, Revenue
(Saint Joseph Health System)
(LOC; Northern Trust Co.)	0.05	1/1/12	1,000,000	[a]	1,000,000
California Infrastructure and
Economic Development Bank, IDR
(Bonny Doon Winery, Inc.
Project) (LOC; Comerica Bank)	0.30	1/7/12	2,785,000	[a]	2,785,000

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Infrastructure and
Economic Development Bank,
Revenue (7/11 Materials, Inc.
Project) (LOC; California State
Teachers Retirement System)	0.18	1/7/12	1,650,000	[a]	1,650,000
California Infrastructure and
Economic Development Bank,
Revenue (Goodwill Industries
of Orange County, California)
(LOC; Wells Fargo Bank)	0.19	1/7/12	900,000	[a]	900,000
California Infrastructure and
Economic Development
Bank, Revenue (Southern
California Public Radio
Project) (LOC;
JPMorgan Chase Bank)	0.11	1/1/12	2,810,000	[a]	2,810,000
California Municipal Finance
Authority, PCR, Refunding
(Chevron U.S.A. Inc. Project)	0.03	1/1/12	6,800,000	[a,b]	6,800,000
California Pollution Control
Financing Authority, EIR (Air
Products and Chemicals, Inc./
Wilmington Facility)	0.05	1/1/12	2,300,000	[a,b]	2,300,000
California Pollution Control
Financing Authority, PCR,
Refunding (Pacific Gas and
Electric Company) (LOC;
JPMorgan Chase Bank)	0.03	1/1/12	3,500,000	[a,b]	3,500,000
California Pollution Control
Financing Authority, SWDR
(Athens Services Project)
(LOC; Wells Fargo Bank)	0.10	1/7/12	6,100,000	[a,b]	6,100,000
California Pollution Control
Financing Authority, SWDR
(Crown Disposal Company, Inc.
Project) (LOC; Union Bank NA)	0.13	1/7/12	2,825,000	[a,b]	2,825,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Comerica Bank)	0.17	1/7/12	1,900,000	[a,b]	1,900,000

8

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Pollution Control
Financing Authority, SWDR
(Northern Recycling and Waste
Services, LLC Project) (LOC;
Union Bank NA)	0.17	1/7/12	2,430,000	[a,b]	2,430,000
California Pollution Control
Financing Authority, SWDR
(Pena’s Disposal, Inc.
Project) (LOC; Comerica Bank)	0.17	1/7/12	1,920,000	[a,b]	1,920,000
California Pollution Control
Financing Authority, SWDR
(South Tahoe Refuse Company,
Inc. Project) (LOC; Union Bank NA)	0.17	1/7/12	955,000	[a,b]	955,000
California Pollution Control
Financing Authority, SWDR
(Valley Vista Services, Inc.
Project) (LOC; Comerica Bank)	0.17	1/7/12	1,800,000	[a,b]	1,800,000
California School Cash Reserve
Program Authority, Revenue	2.50	1/31/12	5,000,000		5,006,093
California School Cash Reserve
Program Authority, Revenue	2.50	1/31/12	200,000		200,292
California School Cash Reserve
Program Authority, Revenue	2.00	2/1/12	2,100,000		2,102,374
California Statewide Communities
Development Authority, MFHR
(Olen Jones Senior Apartments
Project) (LOC; Citibank NA)	0.22	1/7/12	860,000	[a]	860,000
California Statewide Communities
Development Authority, Revenue
(Goodwill of Santa Cruz) (LOC;
Wells Fargo Bank)	0.14	1/7/12	700,000	[a]	700,000
California Statewide Communities
Development Authority, Revenue
(John Muir Health) (LOC; Wells
Fargo Bank)	0.05	1/1/12	5,300,000	[a]	5,300,000
California Statewide Communities
Development Authority, Revenue
(Tiger Woods Learning Center
Foundation) (LOC; Bank of America)	0.49	1/7/12	2,450,000	[a]	2,450,000

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.26	2/16/12	2,000,000		2,000,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.30	2/16/12	2,400,000		2,400,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.25	5/24/12	2,000,000		2,000,000
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
Berkshire Hathaway Assurance
Corporation and Liquidity
Facility; Citibank NA)	0.11	1/7/12	2,305,000	[a,c,d]	2,305,000
Irvine Assessment District Number
03-19, Limited Obligation
Improvement Bonds (LOC:
California State Teachers
Retirement System and
U.S. Bank NA)	0.09	1/1/12	1,600,000	[a]	1,600,000
Irvine Assessment District Number
03-19, Limited Obligation
Improvement Bonds (LOC:
California State Teachers
Retirement System and
U.S. Bank NA)	0.09	1/1/12	1,518,000	[a]	1,518,000
Irvine Reassessment District
Number 05-21, Limited
Obligation Improvement Bonds
(LOC: California State
Teachers Retirement System and
U.S. Bank NA)	0.09	1/1/12	3,325,000	[a]	3,325,000
Puttable Floating Option Tax
Exempt Receipts (California
Statewide Communities
Development Authority, MFHR
(La Mision Village Apartments
Project)) (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.34	1/7/12	2,250,000	[a,c,d]	2,250,000

10

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Puttable Floating Option Tax
Exempt Receipts (Sacramento
City Financing Authority,
Revenue, Refunding (Master
Lease Program Facilities)
(Liquidity Facility; Bank of
America and LOC;
Bank of America)	0.36	1/7/12	2,815,000	[a,c,d]	2,815,000
Sacramento County Housing
Authority, MFHR, Refunding
(Stonebridge Apartments)
(LOC; FNMA)	0.21	1/7/12	3,900,000	[a]	3,900,000
San Diego County,
COP (Burnham Institute for
Medical Research) (LOC;
Bank of America)	0.13	1/7/12	1,090,000	[a]	1,090,000
San Diego County and San Diego
County School Districts,
Program Note
Participations,TRAN	2.00	4/30/12	3,300,000		3,315,397
San Francisco Bay Area Rapid
Transit District, Sales Tax
Revenue, Refunding	5.00	7/1/12	125,000		127,798
San Jose Redevelopment
Agency, MFHR
(101 San Fernando
Apartments) (Liquidity
Facility; Citibank NA and LOC;
Citibank NA)	0.20	1/7/12	4,225,000	[a,c,d]	4,225,000
Vacaville,
MFMR (Quail Run Apartments)
(Liquidity Facility; FNMA and
LOC; FNMA)	0.11	1/7/12	400,000	[a]	400,000
West Covina Public Financing
Authority, LR, Refunding
(Public Facilities Project)
(LOC; California State
Teachers Retirement System)	0.10	1/7/12	935,000	[a]	935,000
Western Placer Unified School
District, GO Notes, TRAN	2.00	10/4/12	1,000,000		1,010,298

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related—2.6%
Puttable Floating Option Tax
Exempt Receipts (Puerto Rico
Electric Power Authority,
Power Revenue) (Liquidity
Facility; Bank of America and
LOC; Bank of America)	0.46	1/7/12	2,800,000 [a,c,d]	2,800,000

Total Investments (cost $110,020,849)			99.9%	110,020,849
Cash and Receivables (Net)			.1%	135,678
Net Assets			100.0%	110,156,527

a Variable rate demand note—rate shown is the interest rate in effect at December 31, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b At December 31, 2011, the fund had $30,530,000 or 27.7% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from Pollution Control.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At December 31, 2011, these securities amounted to $14,395,000 or 13.1% of net assets.
d The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

12

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch		or	Moody’s	or	Standard & Poor’s	Value (%)†
F1	+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	99.0
AAA,AA,Ae			Aaa,Aa,Ae		AAA,AA,Ae	1.0
						100.0

†	Based on total investments.
e	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
See notes to financial statements.

14

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2011 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	110,020,849	110,020,849
Interest receivable		185,508
		110,206,357
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2		20,476
Cash overdraft due to Custodian		29,193
Dividend payable		161
		49,830
Net Assets ($)		110,156,527
Composition of Net Assets ($):
Paid-in capital		110,156,054
Accumulated net realized gain (loss) on investments		473
Net Assets ($)		110,156,527
Shares Outstanding
(unlimited number of shares of Beneficial Interest authorized)		110,156,054
Net Asset Value, offering and redemption price per share ($)		1.00
See notes to financial statements.

The Fund	15

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2011 (Unaudited)

Investment Income ($):
Interest Income	126,928
Expenses:
Management fee—Note 2	214,090
Trustees’ fees—Note 2	3,796
Total Expenses	217,886
Less—reduction in expenses due to undertaking—Note 2	(87,178)
Less—Trustees’ fees reimbursed by the Manager—Note 2	(3,796)
Net Expenses	126,912
Investment Income—Net	16
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	298
Net Increase in Net Assets Resulting from Operations	314

See notes to financial statements.

16

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2011	Year Ended
	(Unaudited)	June 30, 2011
Operations ($):
Investment income—net	16	5,091
Net realized gain (loss) on investments	298	175
Net Increase (Decrease) in Net Assets
Resulting from Operations	314	5,266
Dividends to Shareholders from ($):
Investment income—net	(16)	(5,091)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	165,809,672	273,610,145
Dividends reinvested	16	1,536
Cost of shares redeemed	(141,707,362)	(283,472,096)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	24,102,326	(9,860,415)
Total Increase (Decrease) in Net Assets	24,102,624	(9,860,240)
Net Assets ($):
Beginning of Period	86,053,903	95,914,143
End of Period	110,156,527	86,053,903
See notes to financial statements.

The Fund	17

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
December 31, 2011					Year Ended June 30,
	(Unaudited)		2011		2010		2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00	1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.010	.027	.032
Distributions:
Dividends from
investment income—net	(.000)	[a]	(.000)	[a]	(.000)	[a]	(.010)	(.027)	(.032)
Net asset value, end of period	1.00		1.00		1.00		1.00	1.00	1.00
Total Return (%)	.00	[b,c]	.00	[b]	.02		1.04	2.72	3.21
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.46	[c]	.45		.47		.49	.46	.45
Ratio of net expenses
to average net assets	.27	[c]	.40		.41		.49	.45	.45
Ratio of net investment income
to average net assets	.00	[b,c]	.00	[b]	.02		1.08	2.57	3.16
Net Assets, end of period
($ x 1,000)	110,157		86,054		95,914		194,785	259,683	107,993

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.
See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC California Municipal Money Market Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Tax-Free Municipal Funds (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company, currently offering three series including the fund. The fund seeks to provide a high level of current income exempt from federal and California state income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

20

The following is a summary of the inputs used as of December 31, 2011 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	110,020,849
Level 3—Significant Unobservable Inputs	—
Total	110,020,849
† See Statement of Investments for additional detailed categorizations.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Concentration of risk: The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

All cash balances are maintained with the Custodian,The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus.

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended, (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended June 30, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended June 30, 2011 was as follows: tax-exempt income $5,091. The tax character of current year distributions will be determined at the end of the current fiscal year.

22

At December 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Investment Management Fee and Other Transactions with Affiliates:

Pursuant to an investment management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund.The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .45% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). Prior to January 1, 2012 each Trustee who is not an “interested person” of the Trust (as defined in the Act) received $60,000 per annum, plus $7,000 per joint Board meeting of the Trust, The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Funds Trust, Dreyfus Investment Funds and Dreyfus Funds, Inc. (collectively, the “Board Group Open-End Funds”) attended, $2,500 for separate in-person committee meetings attended which were not held in conjunction with a regularly scheduled Board meeting and $2,000 for Board meetings and separate committee meetings attended that were conducted by telephone. The Board Group Open-End Funds also reimbursed each Trustee who is not an “interested person” of the Trust (as defined in the Act) for travel and out-of-pocket expenses.With respect to Board meetings, the Chair of the Board received an additional 25% of such compensation (with the exception of reimbursable amounts).The Chair of each of the Board’s committees, unless the Chair also served as Chair of the Board,

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

received $1,350 per applicable committee meeting. In the event that there was an in-person joint committee meeting or a joint telephone meeting of the Board Group Open-End Funds and Dreyfus High Yield Strategies Fund (“DHF”), the $2,500 was allocated between the Board Group Open-End Funds and DHF.

Effective January 1, 2012, the Board Group Open-End Funds and DHF (collectively, the “Board Group Funds”) will pay each Trustee their respective allocated portions of an annual retainer of $85,000 and a fee of $10,000 for each regularly scheduled Board meeting attended ($75,000 and $8,000, respectively, in the aggregate, prior to January 1, 2012).With respect to the annual retainer and Board meetings of the Board Group Funds, the Chair of the Board will receive an additional 25% of such compensation (with the exception of reimbursable amounts). Each Trustee will receive $2,500 for any separate in-person committee meetings attended, which are not held in conjunction with a regularly scheduled Board meeting, such amount to be allocated among the Board Group Funds, as applicable. In the event that there is a joint telephone meeting of the Board Group Funds, a fee of $2,000 will be allocated among the applicable Board Group Funds, accordingly (prior to January 1, 2012, the fee allocated was $2,500 if the meeting included DHF).The Chair of each of the Board’s committees, unless the Chair also serves as Chair of the Board, will receive $1,500 per applicable committee meeting. Each Emeritus Trustee is entitled to receive an annual retainer of one-half the amount paid as a retainer at the time the Trustee became Emeritus and a per meeting attended fee of one-half the amount paid to Trustees. The Board Group Funds also reimburse each Independent Trustee and Emeritus Trustees for travel and out-of-pocket expenses.

The Trust’s portion of these fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield

24

at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $87,178 during the period ended December 31, 2011.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $39,848, which are offset against an expense reimbursement currently in effect in the amount of $19,372.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees.The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), commonTrustees and/or common officers, complies with Rule 17a-7 of the Act. During the period ended December 31, 2011, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act amounting to $80,299,000 and $59,774,000, respectively.

NOTE 4—Other Matters:

At the October 27, 2011 Board meeting, the Board of theTrust approved a proposal to have shareholders consider the election of Francine J. Bovich as an additionalTrustee of theTrust, and also consider the election of Joseph S. DiMartino and Benaree Pratt Wiley, current Trustees of the Trust not previously proposed to shareholders of the fund.A proxy statement was mailed, on December 1, 2011, to shareholders of record as of the close of business on November 1, 2011 asking shareholders to consider these elections at a special joint meeting of shareholders to be held on Wednesday, February 8, 2012. At the February 8, 2012 special joint meeting of shareholders, Ms. Bovich, Mr. DiMartino and Ms.Wiley were each elected as Trustees by shareholders of the Trust.

The Fund	25

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
16	Financial Highlights
17	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus BASIC
Massachusetts Municipal
Money Market Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We present to you this semiannual report for Dreyfus BASIC Massachusetts Municipal Money Market Fund, covering the six-month period from July 1, 2011, through December 31, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. financial markets were significantly impacted by a “flight to quality” sentiment in which investors fled riskier assets due to adverse macroeconomic developments ranging from an unprecedented downgrade of long-term U.S. debt securities to the resurgence of a sovereign debt crisis in Europe. Ironically, despite the rating downgrade, long-term U.S. Treasury securities ended the reporting period with double-digit total returns. Meanwhile, the day-to-day movements of the stock market were often tumultuous, even as U.S. corporations achieved record-setting profits and market valuations dropped below historical norms.

Our economic forecast calls for a mild acceleration of the U.S. recovery as the domestic banking system regains strength, credit conditions loosen and housing markets begin a long-awaited convalescence. Under other circumstances a stronger recovery might be expected to lift short-term interest rates, but the Federal Reserve Board has indicated that it is likely to keep rates low for some time to come in the absence of meaningful inflation. Of course, we encourage you to talk with your financial adviser to help ensure that your investment objectives are properly aligned with your risk tolerance in pursuing potential market opportunities in 2012.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
January 17, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of July 1, 2011, through December 31, 2011, as provided by Bill Vasiliou, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended December 31, 2011, Dreyfus BASIC Massachusetts Municipal Money Market Fund produced an annualized yield of 0.00%.Taking into account the effects of compounding, the fund produced an annualized effective yield of 0.00%.1

Tax-exempt money market yields remained stable at historically low levels during the reporting period as short-term interest rates were unchanged in a faltering U.S. economy.

The Fund’s Investment Approach

The fund seeks to provide a high level of current income exempt from federal and Massachusetts state income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. To pursue this objective, the fund normally invests substantially all of its assets in short-term high-quality municipal obligations that provide income exempt from federal and Massachusetts state personal income taxes.We also actively manage the fund’s weighted average maturity in anticipation of interest-rate and supply-and-demand changes in Massachusetts short-term municipal marketplace.

The management of the fund’s weighted average maturity uses a more tactical approach. If we expect the supply of securities to increase temporarily, we may reduce the fund’s weighted average maturity to make cash available for the purchase of higher yielding securities, if they become available.This is due to the fact that yields tend to rise if issuers are competing for investor interest. If we expect demand to surge at a time when we anticipate little issuance and therefore lower yields, we may increase the fund’s average weighted maturity to maintain current yields for as long as we deem practical.At other times, we try to maintain a neutral average weighted maturity.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Yields Stay Steady Despite Shifting Economic Sentiment

The second half of 2011 began amid mounting concerns about the U.S. and global economies. A sovereign debt crisis in Europe was escalating as Greece appeared headed for default and financial instability spread to other members of the European Union. In the United States, high unemployment and weak housing markets threatened the economic recovery, and a contentious political debate regarding U.S. government spending and borrowing intensified.

Volatility in stock and bond markets was especially severe in August and September, after Standard & Poor’s downgraded its credit rating on long-term U.S. debt securities. Ironically, U.S. government securities rallied strongly during a “flight to quality” in the wake of the downgrade. However, the final quarter of the year saw a partial reversal of this trend, as riskier securities that were punished in late summer rebounded and traditional safe havens gave back some of their previous gains when some macroeconomic concerns seemed to ease.

Throughout the reporting period, and as it has since December 2008, the Federal Reserve Board (the “Fed”) maintained an aggressively accommodative policy stance, leaving the overnight federal funds rate in a range between 0% and 0.25%. Consequently, municipal money market yields remained near zero percent.

The supply of newly issued municipal money market instruments remained relatively meager during the reporting period, in part due to political pressure to reduce government spending and borrowing. Meanwhile, demand remained steadily robust from individuals seeking to shelter income from rising state taxes and institutional investors searching for alternatives to low yielding taxable money market instruments.

Massachusetts’s fiscal condition has continued to be stronger than many other states. Tax revenues have increased, and the state cut spending to pass a balanced budget for its current fiscal year.

A Credit-Conscious Investment Posture

As we have for some time, we maintained a conservative investment posture during the reporting period, emphasizing direct, high-quality municipal obligations deemed creditworthy by our analysts.We favored

4

instruments backed by pledged tax appropriations or dedicated revenues, but we generally shied away from instruments issued by localities that depend heavily on state aid.We maintained the fund’s weighted average maturity in a range that is roughly in line with industry averages.

Outlook Clouded by Economic Uncertainty

As of year-end, we are cautiously optimistic regarding the prospects for economic growth in 2012.The U.S. and Massachusetts economies appear to have gained a degree of momentum, particularly with respect to a recovering labor market. However, the outlook for the NewYear remains cloudy due to the persistence of the European debt crisis and uncertainty regarding upcoming U.S. elections and their impact on the nation’s fiscal policies. In light of the subpar recovery, the Fed has signaled that it is prepared to maintain short-term interest rates near current levels “at least through late-2014.” With money market yields likely to remain near historical lows, we believe that the prudent course continues to be an emphasis on preservation of capital and liquidity.

January 17, 2012

An investment in the fund is not insured or guaranteed by the FDIC or any other government
agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Short-term municipal securities holdings, involve credit and liquidity risks and risk of principal loss.
1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-Massachusetts residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC Massachusetts Municipal Money Market Fund from July 1, 2011 to December 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2011

Expenses paid per $1,000†	$.96
Ending value (after expenses)	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2011

Expenses paid per $1,000†	$.97
Ending value (after expenses)	$1,024.18

† Expenses are equal to the fund’s annualized expense ratio of .19%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
December 31, 2011 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—95.8%	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts—90.6%
Boston,
GO Notes	5.00	1/1/12	100,000		100,023
Boston Water and Sewer Commission,
General Revenue (LOC; State
Street Bank and Trust Co.)	0.06	1/7/12	1,000,000	[a]	1,000,000
Cambridge,
GO Notes, Refunding	4.00	2/1/12	250,000		250,747
Holyoke,
GO Notes, BAN	1.25	2/24/12	3,300,000		3,302,647
Massachusetts,
GO Notes (Central Artery/Ted
Williams Tunnel Infrastructure
Loan Act of 2000) (Liquidity
Facility; State Street Bank
and Trust Co.)	0.03	1/1/12	1,000,000	[a]	1,000,000
Massachusetts,
GO Notes (Consolidated Loan)	5.00	3/1/12	125,000		125,942
Massachusetts,
GO Notes (Consolidated Loan)
(LOC; Bank of America)	0.07	1/1/12	3,000,000	[a]	3,000,000
Massachusetts,
GO Notes, Refunding	5.00	7/1/12	185,000		189,110
Massachusetts,
GO Notes, Refunding (Liquidity
Facility; State Street Bank
and Trust Co.)	0.08	1/7/12	6,300,000	[a]	6,300,000
Massachusetts Bay Transportation
Authority, General
Transportation System GO Notes	5.50	3/1/12	200,000		201,616
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue
(LOC; Wells Fargo Bank)	0.06	1/7/12	4,000,000	[a]	4,000,000
Massachusetts Development Finance
Agency, Education Revenue (The
Tabor Academy Issue) (LOC; FHLB)	0.10	1/7/12	1,400,000	[a,b]	1,400,000
Massachusetts Development Finance
Agency, Revenue (Babson
College Issue) (LOC; FHLB)	0.05	1/7/12	9,830,000	[a,b]	9,830,000

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Development Finance
Agency, Revenue (Boston
University Issue) (LOC; FHLB)	0.04	1/7/12	2,345,000	[a,b]	2,345,000
Massachusetts Development Finance
Agency, Revenue (Boston
University Issue) (LOC;
JPMorgan Chase Bank)	0.07	1/1/12	350,000	[a,b]	350,000
Massachusetts Development Finance
Agency, Revenue (Exploration
School, Inc. Issue)
(LOC; TD Bank)	0.09	1/7/12	2,500,000	[a,b]	2,500,000
Massachusetts Development Finance
Agency, Revenue (Fay School
Issue) (LOC; TD Bank)	0.09	1/7/12	3,800,000	[a,b]	3,800,000
Massachusetts Development Finance
Agency, Revenue (New Bedford
Whaling Museum Issue) (LOC;
Bank of America)	0.36	1/7/12	500,000	[a]	500,000
Massachusetts Development Finance
Agency, Revenue (The Institute
of Contemporary Art Issue)
(LOC; Bank of America)	0.36	1/7/12	650,000	[a]	650,000
Massachusetts Development Finance
Agency, Revenue (The Marine
Biological Laboratory Issue)
(LOC; JPMorgan Chase Bank)	0.09	1/7/12	2,630,000	[a]	2,630,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Great
Brook Valley Health Center
Issue) (LOC; TD Bank)	0.10	1/7/12	2,445,000	[a]	2,445,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	0.02	1/1/12	3,320,000	[a,b]	3,320,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Hebrew
Rehabilitation Center Issue)
(LOC; Bank of America)	0.18	1/7/12	2,500,000	[a]	2,500,000

8

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Health and
Educational Facilities
Authority, Revenue (Hillcrest
Extended Care Services Issue)
(LOC; Bank of America)	0.18	1/7/12	2,925,000	[a]	2,925,000
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Partners HealthCare
System Issue) (Liquidity Facility;
U.S. Bank NA)	0.06	1/7/12	2,500,000	[a]	2,500,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System, Capital
Asset Program Issue)
(Liquidity Facility; JPMorgan
Chase Bank)	0.05	1/7/12	4,000,000	[a]	4,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Stonehill
College Issue) (LOC;
Bank of America)	0.09	1/1/12	1,000,000	[a,b]	1,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Wellesley
College Issue)	0.04	1/1/12	2,220,000	[a,b]	2,220,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Wellesley
College Issue)	0.04	1/1/12	1,940,000	[a,b]	1,940,000
Massachusetts Water Pollution
Abatement Trust (Pool Program)	4.00	8/1/12	125,000		127,536
Massachusetts Water Resources
Authority, Subordinated
General Revenue, Refunding
(Liquidity Facility; Bank of
Nova Scotia)	0.05	1/7/12	3,900,000	[a]	3,900,000
North Andover,
GO Notes (Municipal Purpose Loan)	3.00	1/15/12	375,000		375,383

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Northampton,
GO Notes, BAN	1.50	2/10/12	1,380,100		1,381,368
Norwood,
GO Notes, BAN	1.50	1/18/12	2,200,000		2,201,020
Randolph,
GO Notes, BAN	1.25	2/1/12	1,254,155		1,254,993
Randolph,
GO Notes, BAN	1.50	8/30/12	1,140,000		1,145,985
Reading,
GO Notes	5.00	2/1/12	130,000		130,488
University of Massachusetts
Building Authority, Revenue,
Refunding (Liquidity Facility;
Wells Fargo Bank)	0.04	1/7/12	2,500,000	[a,b]	2,500,000
U.S. Related—5.2%
JPMorgan Chase Putters/Drivers
Trust (Puerto Rico
Commonwealth, Public
Improvement GO Notes)
(Liquidity Facility; JPMorgan
Chase Bank and LOC;
JPMorgan Chase Bank)	0.07	1/1/12	1,085,000	[a,c,d]	1,085,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank NA)	0.10	1/7/12	3,500,000	[a,c,d]	3,500,000

Total Investments (cost $83,926,858)			95.8%		83,926,858
Cash and Receivables (Net)			4.2%		3,656,286
Net Assets			100.0%		87,583,144

a Variable rate demand note—rate shown is the interest rate in effect at December 31, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b At December 31, 2011, the fund had $31,205,000 or 35.6% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At December 31, 2011, these securities amounted to $4,585,000 or 5.2% of net assets.
d The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

10

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch		or	Moody’s	or	Standard & Poor’s	Value (%)†
F1	+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	95.3
AAA,AA,Ae			Aaa,Aa,Ae		AAA,AA,Ae	1.8
Not Rated[f]			Not Rated[f]		Not Rated[f]	2.9
						100.0

†	Based on total investments.
e	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
f	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2011 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	83,926,858	83,926,858
Cash		3,553,326
Interest receivable		114,066
		87,594,250
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2		11,104
Dividend payable		2
		11,106
Net Assets ($)		87,583,144
Composition of Net Assets ($):
Paid-in capital		87,583,144
Net Assets ($)		87,583,144
Shares Outstanding
(unlimited number of shares of Beneficial Interest authorized)		87,594,229
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund	13

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2011 (Unaudited)

Investment Income ($):
Interest Income	74,713
Expenses:
Management fee—Note 2	176,671
Trustees’ fees—Note 2	3,019
Total Expenses	179,690
Less—reduction in expenses due to undertaking—Note 2	(101,971)
Less—Trustees’ fees reimbursed by the Manager—Note 2	(3,019)
Net Expenses	74,700
Investment Income—Net, representing net increase
in net assets resulting from operations	13

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2011	Year Ended
	(Unaudited)	June 30, 2011
Operations ($):
Investment Income-Net, representing
net increase in net assets
resulting from operations	13	27
Dividends to Shareholders from ($):
Investment income—net	(13)	(27)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	102,298,770	233,177,042
Dividends reinvested	1	1
Cost of shares redeemed	(92,664,604)	(248,014,228)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	9,634,167	(14,837,185)
Total Increase (Decrease) in Net Assets	9,634,167	(14,837,185)
Net Assets ($):
Beginning of Period	77,948,977	92,786,162
End of Period	87,583,144	77,948,977

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
December 31, 2011					Year Ended June 30,
	(Unaudited)		2011		2010		2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00	1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.009	.026	.032
Distributions:
Dividends from
investment income—net	(.000)[a]		(.000)	[a]	(.000)	[a]	(.009)	(.026)	(.032)
Net asset value, end of period	1.00		1.00		1.00		1.00	1.00	1.00
Total Return (%)	.00	[b,c]	.00	[b]	.00	[b]	.95	2.59	3.21
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.46	[c]	.46		.47		.49	.46	.46
Ratio of net expenses
to average net assets	.19	[c]	.27		.32		.47	.45	.45
Ratio of net investment income
to average net assets	.00	[b,c]	.00	[b]	.00	[b]	.96	2.51	3.17
Net Assets, end of period
($ x 1,000)	87,583		77,949		92,786		132,807	179,231	162,062

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.
See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC Massachusetts Municipal Money Market Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Tax-Free Municipal Funds (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company, currently offering three series including the fund.The fund’s investment objective seeks to provide a high level of current income exempt from federal and Massachusetts state personal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost

18

approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2011 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	83,926,858
Level 3—Significant Unobservable Inputs	—
Total	83,926,858
† See Statement of Investments for additional detailed categorizations.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Concentration of risk: The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the commonwealth and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

All cash balances are maintained with the Custodian,The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus.

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

20

Each of the tax years in the three-year period ended June 30, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended June 30, 2011 was as follows: tax exempt income $27.The tax character of current year distributions will be determined at the end of the current fiscal year.

At December 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Investment Management Fee And Other Transactions With Affiliates:

Pursuant to an investment management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund.The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .45% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). Prior to January 1, 2012 eachTrustee who is not an “interested person” of the Trust (as defined in the Act) received $60,000 per annum, plus $7,000 per joint Board meeting of the Trust, The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Funds Trust, Dreyfus Investment Funds and Dreyfus Funds, Inc. (collectively, the “Board Group Open-End Funds”) attended, $2,500 for separate in-

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

person committee meetings attended which were not held in conjunction with a regularly scheduled Board meeting and $2,000 for Board meetings and separate committee meetings attended that were conducted by telephone.The Board Group Open-End Funds also reimbursed each Trustee who is not an “interested person” of the Trust (as defined in the Act) for travel and out-of-pocket expenses. With respect to Board meetings, the Chair of the Board received an additional 25% of such compensation (with the exception of reimbursable amounts).The Chair of each of the Board’s committees, unless the Chair also served as Chair of the Board, received $1,350 per applicable committee meeting. In the event that there was an in-person joint committee meeting or a joint telephone meeting of the Board Group Open-End Funds and Dreyfus HighYield Strategies Fund (“DHF”), the $2,500 was allocated between the Board Group Open-End Funds and DHF.

Effective January 1, 2012, the Board Group Open-End Funds and DHF (collectively, the “Board Group Funds”) will pay each Trustee their respective allocated portions of an annual retainer of $85,000 and a fee of $10,000 for each regularly scheduled Board meeting attended ($75,000 and $8,000, respectively, in the aggregate, prior to January 1, 2012).With respect to the annual retainer and Board meetings of the Board Group Funds, the Chair of the Board will receive an additional 25% of such compensation (with the exception of reimbursable amounts). Each Trustee will receive $2,500 for any separate in-person committee meetings attended, which are not held in conjunction with a regularly scheduled Board meeting, such amount to be allocated among the Board Group Funds, as applicable. In the event that there is a joint telephone meeting of the Board Group Funds, a fee of $2,000 will be allocated among the applicable Board Group Funds, accordingly (prior to January 1, 2012, the fee allocated was $2,500 if the meeting included DHF).The Chair of each of the Board’s committees, unless the Chair also serves as Chair of the Board, will receive $1,500 per applicable committee meeting. Each EmeritusTrustee is entitled to receive an annual retainer of one-half the amount paid as a retainer at

22

the time the Trustee became Emeritus and a per meeting attended fee of one-half the amount paid to Trustees.The Board Group Funds also reimburse each Independent Trustee and Emeritus Trustees for travel and out-of-pocket expenses.

TheTrust’s portion of these fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $101,971 during the period ended December 31, 2011.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $30,755, which is offset against an expense reimbursement currently in effect in the amount of $19,651.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees.The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), commonTrustees and/or common officers, complies with Rule 17a-7 of the Act. During the period ended December 31, 2011, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act amounting to $15,070,000 and $18,320,000, respectively.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Other Matters:

At the October 27, 2011 Board meeting, the Board of theTrust approved a proposal to have shareholders consider the election of Francine J. Bovich as an additionalTrustee of theTrust, and also consider the election of Joseph S. DiMartino and Benaree Pratt Wiley, current Trustees of the Trust not previously proposed to shareholders of the fund.A proxy statement was mailed, on December 1, 2011, to shareholders of record as of the close of business on November 1, 2011 asking shareholders to consider these elections at a special joint meeting of shareholders to be held on Wednesday, February 8, 2012. At the February 8, 2012 special joint meeting of shareholders, Ms. Bovich, Mr. DiMartino and Ms.Wiley were each elected as Trustees by shareholders of the Trust.

24

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
17	Financial Highlights
18	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus BASIC
New York Municipal
Money Market Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We present to you this semiannual report for Dreyfus BASIC NewYork Municipal Money Market Fund, covering the six-month period from July 1, 2011, through December 31, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. financial markets were significantly impacted by a “flight to quality” sentiment in which investors fled riskier assets due to adverse macroeconomic developments ranging from an unprecedented downgrade of long-term U.S. debt securities to the resurgence of a sovereign debt crisis in Europe. Ironically, despite the rating downgrade, long-term U.S. Treasury securities ended the reporting period with double-digit total returns. Meanwhile, the day-to-day movements of the stock market were often tumultuous, even as U.S. corporations achieved record-setting profits and market valuations dropped below historical norms.

Our economic forecast calls for a mild acceleration of the U.S. recovery as the domestic banking system regains strength, credit conditions loosen and housing markets begin a long-awaited convalescence. Under other circumstances a stronger recovery might be expected to lift short-term interest rates, but the Federal Reserve Board has indicated that it is likely to keep rates low for some time to come in the absence of meaningful inflation. Of course, we encourage you to talk with your financial adviser to help ensure that your investment objectives are properly aligned with your risk tolerance in pursuing potential market opportunities in 2012.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
January 17, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of July 1, 2011, through December 31, 2011, as provided by Joseph Irace, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended December 31, 2011, Dreyfus BASIC New York Municipal Money Market Fund produced an annualized yield of 0.00%. Taking into account the effects of compounding, the fund produced an annualized effective yield of 0.00%.1

Tax-exempt money market yields remained stable at historically low levels during the reporting period as short-term interest rates were unchanged in a faltering U.S. economy.

The Fund’s Investment Approach

The fund seeks to provide a high level of current income exempt from federal, New York state and New York city income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.To pursue this objective, the fund normally invests substantially all of its assets in short-term high-quality municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes. We also actively manage the fund’s weighted average maturity in anticipation of interest-rate and supply-and-demand changes in NewYork’s short-term municipal marketplace.

The management of the fund’s weighted average maturity uses a more tactical approach. If we expect the supply of securities to increase temporarily, we may reduce the fund’s weighted average maturity to make cash available for the purchase of higher yielding securities, if such securities become available.This is due to the fact that yields tend to rise temporarily if issuers are competing for investor interest. If we expect demand to surge at a time when we anticipate little issuance and therefore lower yields, we may increase the fund’s weighted average maturity to maintain current yields for as long as we deem practical. At other times, we try to maintain a neutral weighted average maturity.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Yields Stay Steady Despite Shifting Economic Sentiment

The second half of 2011 began amid mounting concerns about the U.S. and global economies.A sovereign debt crisis in Europe escalated as Greece appeared headed for default and financial instability spread to other members of the European Union. In the United States, high unemployment and weak housing markets threatened the economic recovery, and a contentious political debate regarding U.S. government spending and borrowing intensified.

Volatility in stock and bond markets was especially severe in August and September, after Standard & Poor’s downgraded its credit rating on long-term U.S. debt securities. Ironically, U.S. government securities rallied strongly during a “flight to quality” in the wake of the downgrade. However, the final quarter of the year saw a partial reversal of this trend, as riskier securities that were punished in late summer rebounded and traditional safe havens gave back some of their previous gains when some macroeconomic concerns seemed to ease.

Throughout the reporting period, and as it has since December 2008, the Federal Reserve Board (the “Fed”) maintained an aggressively accommodative policy stance, leaving the overnight federal funds rate in a range between 0% and 0.25%. Consequently, municipal money market yields remained near zero percent.

The supply of newly issued municipal money market instruments remained relatively meager during the reporting period, in part due to political pressure to reduce government spending and borrowing. Meanwhile, demand remained steadily robust from individuals seeking to shelter income from rising state taxes and institutional investors searching for alternatives to low yielding taxable money market instruments.

From a credit-quality perspective, New York has cut spending, and a recent overhaul of the state’s tax code is expected to help reduce future budget shortfalls.

A Credit-Conscious Investment Posture

As we have for some time, we maintained a conservative investment posture during the reporting period, emphasizing direct, high-quality municipal deemed creditworthy by our analysts. We favored instruments backed by pledged tax appropriations or dedicated revenues, but we generally shied away from NewYork’s general obligation debt and instruments issued by localities that depend heavily on state aid.

Outlook Clouded by Economic Uncertainty

As of year-end, we are cautiously optimistic regarding the prospects for economic growth in 2012.The U.S. and New York economies appear to have gained a degree of momentum, particularly with respect to a recovering labor market. However, the outlook for the New Year remains cloudy due to the persistence of the European debt crisis and uncertainty regarding upcoming U.S. elections and their impact on the nation’s fiscal policies. In light of the subpar recovery, the Fed has signaled that it is prepared to maintain short-term interest rates near current levels “at least through mid-2013.” With money market yields likely to remain near historical lows, we believe that the prudent course continues to be an emphasis on preservation of capital and liquidity.

January 17, 2012

An investment in the fund is not insured or guaranteed by the FDIC or any other government
agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Short-term municipal securities holdings, involve credit and liquidity risks and risk of principal loss.
1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-NewYork residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to a voluntary undertaking that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC NewYork Municipal Money Market Fund from July 1, 2011 to December 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2011

Expenses paid per $1,000†	$1.26
Ending value (after expenses)	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2011

Expenses paid per $1,000†	$1.27
Ending value (after expenses)	$1,023.88

Expenses are equal to the fund’s annualized expense ratio of .25%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
December 31, 2011 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—99.9%	Rate (%)	Date	Amount ($)		Value ($)
New York—96.7%
Albany County,
GO Notes, TAN	1.00	5/10/12	2,300,000		2,305,566
Albany Housing Authority,
Revenue (Nutgrove Garden
Apartments Project)
(LOC; RBS Citizens NA)	0.27	1/7/12	1,270,000	[a]	1,270,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Renaissance Corporation of
Albany Project) (LOC; M&T Trust)	0.15	1/7/12	1,900,000	[a]	1,900,000
Brewster Central School District,
GO Notes, BAN	1.00	2/14/12	2,000,000		2,001,599
Broome County Industrial
Development Agency, IDR
(Parlor City Paper Box
Company, Inc. Facility)
(LOC; U.S. Bank NA)	0.25	1/7/12	2,165,000	[a]	2,165,000
Cortland Enlarged City School
District, GO Notes, BAN	1.50	7/27/12	2,800,000		2,814,280
East Quogue Union Free School
District, GO Notes, TAN	1.25	6/27/12	1,300,000		1,304,092
East Rochester Housing Authority,
Housing Revenue (Park Ridge
Nursing Home, Inc. Project)
(LOC; JPMorgan Chase Bank)	0.11	1/7/12	4,270,000	[a]	4,270,000
Elmira City School District,
GO Notes, BAN	1.75	2/15/12	4,000,000		4,002,900
Erie County Industrial Development
Agency, IDR (Luminescent
System, Inc. Project)
(LOC; HSBC Bank USA)	0.40	1/7/12	2,245,000	[a]	2,245,000
Evans-Brant Central School
District, GO Notes, BAN	1.50	6/29/12	2,300,000		2,310,142
Medina Central School District,
GO Notes, BAN	1.50	6/22/12	2,600,000		2,607,909
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Trust)	0.15	1/7/12	2,300,000	[a]	2,300,000

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Trust)	0.15	1/7/12	4,925,000	[a]	4,925,000
Nassau County Industrial
Development Agency, Housing
Revenue (Rockville Centre
Housing Associates, L.P.
Project) (LOC; M&T Trust)	0.20	1/7/12	4,700,000	[a]	4,700,000
New York City,
GO Notes (LOC; Bank of America)	0.13	1/7/12	9,000,000	[a]	9,000,000
New York City,
GO Notes (LOC; California Public
Employees Retirement System)	0.04	1/1/12	6,000,000	[a]	6,000,000
New York City,
GO Notes (LOC; California State
Teachers Retirement System)	0.04	1/1/12	8,000,000	[a]	8,000,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.05	1/1/12	1,400,000	[a]	1,400,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.05	1/1/12	1,200,000	[a]	1,200,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.08	1/1/12	1,100,000	[a]	1,100,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.08	1/1/12	1,400,000	[a]	1,400,000
New York City,
GO Notes (LOC; State Street
Bank and Trust Co.)	0.07	1/1/12	1,000,000	[a]	1,000,000
New York City Capital Resource
Corporation, Recovery Zone
Facility Revenue (Arverne by
the Sea Project) (LOC; TD Bank)	0.10	1/7/12	3,100,000	[a]	3,100,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York City Capital Resource
Corporation, Revenue (Loan
Enhanced Assistance Program—
Cobble Hill Health Center, Inc.)
(LOC; Bank of America)	0.20	1/7/12	7,500,000	[a]	7,500,000
New York City Housing Development
Corporation, MFHR (Liquidity
Facility; Citibank NA)	0.12	1/7/12	6,700,000	[a,b,c]	6,700,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Birch Wathen
Lenox School Project)
(LOC; TD Bank)	0.18	1/7/12	2,900,000	[a]	2,900,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Hewitt
School Project) (LOC; TD Bank)	0.18	1/7/12	3,700,000	[a]	3,700,000
New York City Industrial
Development Agency, IDR
(Novelty Crystal Corporation
Project) (LOC; TD Bank)	0.26	1/7/12	2,745,000	[a]	2,745,000
New York City Industrial
Development Agency, IDR
(Super-Tek Products, Inc.
Project) (LOC; Citibank NA)	0.26	1/7/12	4,055,000	[a]	4,055,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; Mizuho
Corporate Bank Ltd.)	0.02	1/1/12	12,000,000	[a]	12,000,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility: California State Teachers
Retirement System and State
Street Bank and Trust Co.)	0.05	1/1/12	13,400,000	[a]	13,400,000

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; JPMorgan Chase Bank)	0.07	1/1/12	1,900,000	[a]	1,900,000
New York City Trust for Cultural
Resources, Revenue (The
Solomon R. Guggenheim
Foundation) (LOC;
Bank of America)	0.10	1/7/12	100,000	[a]	100,000
New York State Dormitory
Authority, City University
System Consolidated Fifth
General Resolution Revenue
(LOC; Bank of America)	0.09	1/7/12	100,000	[a]	100,000
New York State Thruway Authority,
General Revenue, BAN	2.00	7/12/12	200,000		201,471
New York State Thruway Authority,
Second General Highway and
Bridges Trust Fund Revenue
(Liquidity Facility; Citibank NA)	0.10	1/7/12	2,000,000	[a,b,c]	2,000,000
Niagara County Industrial
Development Agency, Civic
Facility Revenue (Niagara
University Project)
(LOC; HSBC Bank USA)	0.08	1/7/12	1,000,000	[a]	1,000,000
Otsego County Industrial
Development Agency, Civic
Facility Revenue (Noonan
Community Service Corporation
Project) (LOC; FHLB)	0.33	1/7/12	2,010,000	[a]	2,010,000
Otsego County Industrial
Development Agency, Civic
Facility Revenue (Saint James
Retirement Community Project)
(LOC; M&T Trust)	0.15	1/7/12	1,690,000	[a]	1,690,000
Patchogue-Medford Union Free
School District, GO Notes, TAN	1.50	6/21/12	3,000,000		3,010,514
Port Authority of New York and New
Jersey, Equipment Notes	0.16	1/7/12	4,000,000	[a]	4,000,000
Port Jefferson Union Free School
District, GO Notes, TAN	1.50	6/28/12	1,800,000		1,809,220

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Rockland County Industrial
Development Agency, IDR
(Intercos America, Inc. Project)
(LOC; HSBC Bank USA)	0.40	1/7/12	3,000,000	[a]	3,000,000
Rockland County Industrial
Development Authority, Revenue
(Northern Manor Multicare
Center, Inc. Project)
(LOC; M&T Trust)	0.20	1/7/12	2,380,000	[a]	2,380,000
Salina,
GO Notes, BAN	1.50	6/22/12	1,500,000		1,505,133
Tompkins County Industrial
Development Agency, Civic
Facility Revenue (Tompkins
Cortland Community College
Foundation, Inc. Project)
(LOC; RBS Citizens NA)	0.16	1/7/12	3,295,000	[a]	3,295,000
U.S. Related—3.2%
Puerto Rico Industrial, Tourist,
Educational, Medical and
Environmental Control Facilities
Financing Authority, Environmental
Control Facilities Revenue
(Bristol-Myers Squibb
Company Project)	0.20	1/7/12	4,400,000	[a]	4,400,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank NA)	0.10	1/7/12	675,000	[a,b,c]	675,000

Total Investments (cost $159,397,826)			99.9%		159,397,826

Cash and Receivables (Net)			.1%		199,927

Net Assets			100.0%		159,597,753

a Variable rate demand note—rate shown is the interest rate in effect at December 31, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At December 31, 2011, these securities amounted to $9,375,000 or 5.9% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch		or	Moody’s	or	Standard & Poor’s	Value (%)†
F1	+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	77.3
AAA,AA,Ad			Aaa,Aa,Ad		AAA,AA,Ad	5.9
Not Rated[e]			Not Rated[e]		Not Rated[e]	16.8
						100.0

†	Based on total investments.
d	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
e	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund	13

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2011 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	159,397,826	159,397,826
Cash		78,755
Interest receivable		161,352
		159,637,933
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2		30,177
Dividend payable		3
Payable for shares of Beneficial Interest redeemed		10,000
		40,180
Net Assets ($)		159,597,753
Composition of Net Assets ($):
Paid-in capital		159,597,753
Net Assets ($)		159,597,753
Shares Outstanding
(unlimited number of shares of Beneficial Interest authorized)		159,597,764
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2011 (Unaudited)

Investment Income ($):
Interest Income	214,621
Expenses:
Management fee—Note 2	378,894
Trustees’ fees—Note 2	5,501
Total Expenses	384,395
Less—reduction in expenses due to undertaking—Note 2	(164,283)
Less—Trustees’ fees reimbursed by the Manager—Note 2	(5,501)
Net Expenses	214,611
Investment Income—Net, representing net increase
in net assets resulting from operations	10

See notes to financial statements.

The Fund	15

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2011	Year Ended
	(Unaudited)	June 30, 2011
Operations ($):
Investment income—Net, representing
net increase in net assets
resulting from operations	10	5,424
Dividends to Shareholders from ($):
Investment income—net	(10)	(5,424)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	101,679,146	210,379,233
Dividends reinvested	8	4,373
Cost of shares redeemed	(111,573,976)	(262,513,036)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(9,894,822)	(52,129,430)
Total Increase (Decrease) in Net Assets	(9,894,822)	(52,129,430)
Net Assets ($):
Beginning of Period	169,492,575	221,622,005
End of Period	159,597,753	169,492,575

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
December 31, 2011					Year Ended June 30,
	(Unaudited)		2011		2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.001	.013	.026	.032
Distributions:
Dividends from
investment income—net	(.000)[a]		(.000)[a]		(.001)	(.013)	(.026)	(.032)
Net asset value, end of period	1.00		1.00		1.00	1.00	1.00	1.00
Total Return (%)	.00	[b,c]	.00	[b]	.07	1.35	2.67	3.25
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.46	[c]	.46		.47	.49	.46	.45
Ratio of net expenses
to average net assets	.25	[c]	.42		.43	.48	.45	.45
Ratio of net investment income
to average net assets	.00	[b,c]	.00	[b]	.07	1.37	2.61	3.21
Net Assets, end of period
($ x 1,000)	159,598 169,493				221,622	303,439	364,121	321,893

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.
See notes to financial statements.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC NewYork Municipal Money Market Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Tax-Free Municipal Funds (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company, currently offering three series including the fund.The fund seeks to provide a high level of current income exempt from federal, NewYork state and New York city income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of December 31, 2011 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	-
Level 2—Other Significant Observable Inputs	159,397,826
Level 3—Significant Unobservable Inputs	-
Total	159,397,826
† See Statement of Investments for additional detailed categorizations.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Concentration of risk: The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

All cash balances are maintained with the Custodian,The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus.

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended, (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended June 30, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended June 30, 2011 was as follows: tax-exempt income $5,424.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The tax character of current year distributions will be determined at the end of the current fiscal year.

At December 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Investment Management Fee and Other Transactions with Affiliates:

Pursuant to an investment management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund.The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .45% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). Prior to January 1, 2012 each Trustee who is not an “interested person” of the Trust (as defined in the Act) received $60,000 per annum, plus $7,000 per joint Board meeting of the Trust,The Dreyfus/Laurel Funds, Inc.,The Dreyfus/Laurel Funds Trust, Dreyfus Investment Funds and Dreyfus Funds, Inc. (collectively, the “Board Group Open-End Funds”) attended, $2,500 for separate in-person committee meetings attended which were not held in conjunction with a regularly scheduled Board meeting and $2,000 for Board meetings and separate committee meetings attended that were conducted by telephone. The Board Group Open-End Funds also reimbursed each Trustee who is not an “interested person” of the Trust (as defined in the Act) for travel and out-of-pocket expenses.With respect to Board meetings, the Chair of the Board received an additional 25% of such compensation (with the exception of reimbursable amounts).The Chair of each of the Board’s committees, unless the Chair also served as Chair of the Board, received $1,350 per applicable committee meeting. In the event that there was an in-person joint committee meeting or a joint telephone meeting of the Board Group Open-End Funds and Dreyfus HighYield Strategies Fund (“DHF”), the $2,500 was allocated between the Board Group Open-End Funds and DHF.

Effective January 1, 2012, the Board Group Open-End Funds and DHF (collectively, the “Board Group Funds”) will pay each Trustee their respective allocated portions of an annual retainer of $85,000 and a fee of $10,000 for each regularly scheduled Board meeting attended ($75,000 and $8,000, respectively, in the aggregate, prior to January 1, 2012).With respect to the annual retainer and Board meetings of the Board Group Funds, the Chair of the Board will receive an additional 25% of such compensation (with the exception of reimbursable amounts). Each Trustee will receive $2,500 for any separate in-person committee meetings attended, which are not held in conjunction with a regularly scheduled Board meeting, such amount to be allocated among the Board Group Funds, as applicable. In the event that there is a joint telephone meeting of the Board Group Funds, a fee of $2,000 will be allocated among the applicable Board Group Funds, accordingly (prior to January 1, 2012, the fee allocated was $2,500 if the meeting included DHF).The Chair of each of the Board’s committees, unless the Chair also serves as Chair of the Board, will receive $1,500 per applicable committee meeting. Each EmeritusTrustee is entitled to receive an annual retainer of one-half the amount paid as a retainer at the time the Trustee became Emeritus and a per meeting attended fee of one-half the amount paid to Trustees.The Board Group Funds also reimburse each Independent Trustee and Emeritus Trustees for travel and out-of-pocket expenses.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

TheTrust’s portion of these fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $164,283 during the period ended December 31, 2011.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $60,437, which are offset against an expense reimbursement currently in effect in the amount of $30,260.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees.The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), commonTrustees and/or common officers, complies with Rule 17a-7 of the Act. During the period ended December 31, 2011, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act amounting to $51,860,000 and $53,775,000, respectively.

NOTE 4—Other Matters:

At the October 27, 2011 Board meeting, the Board of theTrust approved a proposal to have shareholders consider the election of Francine J. Bovich as an additionalTrustee of theTrust, and also consider the election of Joseph S. DiMartino and Benaree Pratt Wiley, current Trustees of the Trust not previously proposed to shareholders of the fund.A proxy statement was mailed, on December 1, 2011, to shareholders of record as of the close of business on November 1, 2011 asking shareholders to consider these elections at a special joint meeting of shareholders to be held on Wednesday, February 8, 2012. At the February 8, 2012 special joint meeting of shareholders, Ms. Bovich, Mr. DiMartino and Ms.Wiley were each elected as Trustees by shareholders of the Trust.

The Fund	25

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Tax-Free Municipal Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	February 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	February 23, 2012

By: /s/ James Windels
James Windels, Treasurer
Date:	February 23, 2012

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)